Long term debt (Details) - Schedule of Long-term Debt Instruments - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long term debt, Interest rate	12.00%	12.00%
Long term debt, Amount due	$ 547,072		$ 318,860
Less Current portion	41,896	$ 27,702	18,860
Total long-term debt	$ 505,176	472,293	$ 300,000
Loans Payable [Member]
Debt Instrument [Line Items]
Long term debt, Amount due		499,995
Less Current portion		27,702
Total long-term debt		$ 472,293
Real Estate Note Allen-Neisen Family Trust [Member]
Debt Instrument [Line Items]
Long term debt, Interest rate			5.00%
Long term debt, Amount due			$ 300,000
Real Estate Note Allen-Neisen Family Trust [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Dec. 31, 2019	Dec. 31, 2019
Long term debt, Interest rate	5.00%	5.00%
Long term debt, Amount due	$ 283,221	$ 290,271
SBA Payroll Loan EIDL [Member]
Debt Instrument [Line Items]
Long term debt, Amount due			0
SBA Payroll Loan EIDL [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Jul. 21, 2020	Jul. 21, 2020
Long term debt, Interest rate	3.75%	3.75%
Long term debt, Amount due	$ 149,900	$ 150,000
Ascentium Capital [Member]
Debt Instrument [Line Items]
Long term debt, Amount due			11,192
Ascentium Capital [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Oct. 01, 2018	Oct. 01, 2018
Long term debt, Interest rate	13.00%	13.00%
Long term debt, Amount due	$ 3,869	$ 6,998
Fredrick Donze [Member]
Debt Instrument [Line Items]
Long term debt, Amount due			4,043
Fredrick Donze [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Sep. 02, 2018	Sep. 02, 2018
Long term debt, Interest rate	6.00%	6.00%
Long term debt, Amount due	$ 426	$ 2,274
Debt with Charles O’Dowd (officer) [Member]
Debt Instrument [Line Items]
Long term debt, Amount due			3,625
Debt with Charles O’Dowd (officer) [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Aug. 09, 2018	Aug. 09, 2018
Long term debt, Interest rate	6.00%	6.00%
Long term debt, Amount due	$ 0	$ 2,560
GMAC [Member]
Debt Instrument [Line Items]
Long term debt, Amount due			0
GMAC [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Oct. 20, 2020
Long term debt, Interest rate	5.99%	5.99%
Long term debt, Amount due	$ 20,935	$ 23,574
Mechanics Bank [Member]
Debt Instrument [Line Items]
Long term debt, Amount due			$ 0
Mechanics Bank [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long term debt, Date issued	Dec. 12, 2020
Long term debt, Interest rate	8.99%	8.99%
Long term debt, Amount due	$ 21,221	$ 24,318